Share-Based Payments - Total Shareholder Return Units Activity (Details) - Total Shareholder Return Units (TSRU) [Member] - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested, beginning of period, shares	20,935
Granted, shares	6,394
Vested, shares	(8,050)
Forfeited, shares	(1,212)
Nonvested, end of period, shares	18,067	[1]	20,935
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Nonvested, beginning of period, weighted-average grant date fair value per share (in dollars per share)	$ 5.29
Granted, weighted-average grant-date fair value per share (in dollars per share)	6.66		$ 6.51	$ 5.14
Vested, weighted-average grant date fair value per share (in dollars per share)	4.51
Forfeited, weighted-average grant date fair value per share (in dollars per share)	6.22
Nonvested, end of period, weighted-average grant date fair value per share (in dollars per share)	6.07		5.29
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Grant Price [Abstract]
Outstanding, beginning of period, weighted-average exercise price per share (in dollars per share)	26.40
Granted, weighted-average exercise price per share (in dollars per share)	34.54
Forfeited, weighted-average exercise price per share (in dollars per share)	21.22
Expired, weighted-average exercise price per share (in dollars per share)	31.44
Outstanding, end of period, weighted-average exercise price per share (in dollars per share)	$ 31.27	[1]	$ 26.40

[1]	In 2015, we settled 4,247,428 share units with a weighted-average grant price of $17.69 per share unit.